Stockholders' equity - Warrants (Details) - Warrant - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended	6 Months Ended	9 Months Ended	12 Months Ended
	Jan. 31, 2018	Jun. 30, 2019	Sep. 30, 2019	Dec. 31, 2018
Number of options
Outstanding, beginning balance (in shares)	0.00	1,745,868	1,745,868	0.00
Issued (in shares)				4,246,153
Exercised (in shares)			(83,564)	(2,500,285)
Outstanding, ending balance (in shares)			1,662,304	1,745,868
Exercisable (in shares)			1,662,304	1,745,868
Weighted average exercise price
Outstanding, beginning balance (in dollars per share)	$ 0.00	$ 3.25	$ 3.25	$ 0.00
Issued (in dollars per share)				3.25
Exercised (in dollars per share)			3.25	2.12
Outstanding, ending balance (in dollars per share)			3.25	3.25
Exercisable (in dollars per share)			3.25	$ 3.25
Proceeds from warrant exercised		$ 272
January 2018 Public Offering
Number of options
Issued (in shares)	4,246,153			4,246,153
Exercised (in shares)				(249,824)
Weighted average exercise price
Outstanding, beginning balance (in dollars per share)		$ 3.25	3.25
Outstanding, ending balance (in dollars per share)				$ 3.25
January 2018 Public Offering, Discounted Warrants | January 2018 Public Offering
Number of options
Issued (in shares)				2,250,461
Weighted average exercise price
Outstanding, beginning balance (in dollars per share)		$ 2.00	$ 2.00
Outstanding, ending balance (in dollars per share)				$ 2.00
Stock and Warrants Issued During Period, Value, Preferred Stock and Warrants				$ 1,800